Stockholders' and Mezzanine equity - Offering of Class A Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 07, 2016	Aug. 19, 2016	Dec. 31, 2016	Dec. 31, 2015
Common Stock
Proceeds from sale of common stock			$ 65,446	$ 122,779
Class A common stock
Common Stock
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
Proceeds from sale of common stock			$ 1,800
Class A common stock | Common Stock Underwriting Agreement
Common Stock
Shares issued		21,000,000
Common stock, par value (in dollars per share)		$ 0.001
Period for purchase of additional shares by underwriters		30 days
Proceeds from sale of common stock	$ 64,000
Class A common stock | Over-Allotment Option
Common Stock
Shares issued	3,150,000